Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Sep. 29, 2018		Sep. 30, 2017	Oct. 01, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Method Investment, Other than Temporary Impairment	$ 210	[1]	$ 0	$ 0
Level 3 | Film Production
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value of the asset prior to impairment			143
Impairment charges			$ 115
Fair Value, Measurements, Nonrecurring | Level 3 | Equity Method Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Method Investments, Fair Value	392
Carrying value of the asset prior to impairment	602
Equity Method Investment, Other than Temporary Impairment	$ 210

[1]	Equity in the income of investees included in segment operating income is as follows: 2018 2017 2016Media Networks$711 $766 $779Parks, Experiences and Consumer Products(23) (25) (3)Direct-to-Consumer & International(580) (421) (182)Equity in the income of investees included in segment operating income108 320 594Impairment of equity investments: Vice(157) — —Villages Nature(53) — —Vice Gain— — 332Equity in the income (loss) of investees, net$(102) $320 $926During fiscal 2018, the Company recorded impairments of Vice and Villages Nature equity method investments. During fiscal 2016, the Company recognized its share of a net gain recorded by A+E, a joint venture owned 50% by the Company, in connection with A+E’s acquisition of an interest in Vice (Vice Gain). These items were recorded in “Equity in the income (loss) of investees, net” in the Consolidated Statement of Income but were not included in segment operating income.